PGIM S&P 500 Buffer 20 ETF - February
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 102.9%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $121,471)(wb)	121,471	$121,471
Options Purchased*~ 102.1%
(cost $14,835,098)		15,390,819

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.9% (cost $14,956,569)		15,512,290
Options Written*~ (2.9)%
(premiums received $478,502)		(434,193)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $14,478,067)		15,078,097
Liabilities in excess of other assets(z) (0.0)%		(4,644)

Net Assets 100.0%		$15,073,453

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$6.02		241		24	$15,023,559
SPDR S&P 500 ETF Trust	Put	01/30/26	$601.82		241		24	367,260
Total Options Purchased (cost $14,835,098)								$15,390,819
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$665.61		241		24	$(344,784)
SPDR S&P 500 ETF Trust	Put	01/30/26	$481.46		241		24	(89,409)
Total Options Written (premiums received $478,502)								$(434,193)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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